Financial Assets and Liabilities - Investments gains and losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Unrealized fair value movements on non-marketable debt securities recognized in other non-operating expense, net	$ (2,100)	$ (2,000)	$ 0
Marketable debt securities
Disclosure of financial assets [line items]
Fair value movement recognized in other comprehensive income	(831)	(4,779)	5,750
Gains recognized into profit or loss on sale of debt investments	527	65	697
Unrealized fair value movements on non-marketable debt securities recognized in other non-operating expense, net	(2,100)	(2,000)	0
Marketable equity securities
Disclosure of financial assets [line items]
Fair value movement recognized in other comprehensive income	(79,608)	48,330	41,255
Non-marketable equity securities
Disclosure of financial assets [line items]
Fair value movement recognized in other comprehensive income	$ 6,945	$ (250)	$ 0